Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes	INCOME TAXES
The provision for income taxes has been computed as follows:

	Years Ended December 31
	2022	2021
Net income before income taxes	$890,915	$1,694,840
Expected income taxes at the statutory rate of 24.80% (2021 – 25.12%) (1)	220,947	425,744
Increase (decrease) in income taxes resulting from:
Effect of foreign exchange	4,976	(841)
Effect of rate adjustments for foreign jurisdictions	(25,522)	(21,746)
Effect of change in deferred tax benefit not recognized (2)(3)	(129,931)	(325,295)
Effect of internal debt restructuring	(44,762)	—
Adjustments, assessments and other	9,602	3,378
Income tax expense	$35,310	$81,240
(1)The expected income tax rate decreased due to changes in the provincial apportionment of Canadian income.
(2)A deferred income tax asset of $14.4 million remains unrecognized due to uncertainty surrounding future capital gains (December 31, 2021 - $29.8 million). The unrecognized deferred income tax asset relates to realized and unrealized foreign exchange losses arising from the repayment of previously issued U.S. dollar denominated long-term notes and from the translation of U.S. dollar denominated long-term notes currently outstanding.
(3)A deferred income tax asset of $115.8 million was previously unrecognized due to uncertainty surrounding commodity prices. The tax benefit associated with the deferred income tax asset has been fully recognized in the current period as a result of the impairment reversals related to oil and gas properties and E&E assets recognized for the year ended December 31, 2022.

As disclosed in the 2021 annual financial statements, certain indirect subsidiary entities received reassessments from the Canada Revenue Agency (the “CRA”) that denied $591.0 million of non-capital loss deductions that relate to the calculation of income taxes for the years 2011 through 2015. In September 2016, Baytex filed notices of objection with the CRA appealing each reassessment received. There has been no change in the status of these reassessments since an Appeals Officer was assigned to the Company's file in July 2018. Baytex remains confident that the original tax filings are correct and intends to defend those tax filings through the appeals process.

A continuity of the net deferred income tax liability is detailed in the following tables:

As at	January 1, 2022	Recognized in Net Income	Foreign Currency Translation Adjustment	December 31, 2022
Taxable temporary differences:
Petroleum and natural gas properties	$(760,579)	$(18,081)	$(28,854)	$(807,514)
Financial derivatives	—	(2,506)	—	(2,506)
Other	(21,616)	(1,137)	1,802	(20,951)
Deductible temporary differences:
Asset retirement obligations	185,336	(40,693)	632	145,275
Financial derivatives	31,492	(31,492)	—	—
Non-capital losses (1)(2)	342,884	18,707	12,242	373,833
Finance costs	55,027	43,486	4,736	103,249
Net deferred income tax liability (3)	$(167,456)	$(31,716)	$(9,442)	$(208,614)
(1)Non-capital loss carry-forwards at December 31, 2022 totaled $1.8 billion and expire from 2033 to 2040.
(2)A deferred income tax asset of $57.2 million has been recognized in respect of non-capital losses of a wholly owned financing subsidiary of Baytex; which losses will be offset against future interest income to be earned as a result of an internal debt restructuring.
(3)The net deferred income tax liability is comprised of a deferred income tax asset of $57.2 million and a deferred income tax liability of $265.9 million.

As at	January 1, 2021	Recognized in Net Loss	Foreign Currency Translation Adjustment	December 31, 2021
Taxable temporary differences:
Petroleum and natural gas properties	$(502,625)	$(257,800)	$(154)	$(760,579)
Other	(22,377)	624	137	(21,616)
Deductible temporary differences:
Asset retirement obligations	187,840	(2,436)	(68)	185,336
Financial derivatives	5,410	26,082	—	31,492
Non-capital losses (1)	241,514	104,479	(3,109)	342,884
Finance costs	3,705	49,083	2,239	55,027
Net deferred income tax liability	$(86,533)	$(79,968)	$(955)	$(167,456)
(1)Non-capital loss carry-forwards at December 31, 2021 totaled $2.0 billion and expire from 2033 to 2039.